Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 12, 2018
Tax Credit Carryforward [Line Items]
Income tax benefit resulting from refund			$ 117,000	$ 120,000
Amount offset by current expense			$ 26,000
AMT government refund rate	6.20%
Tax credit carryforward, valuation allowance, reversal	$ 13,000
Statutory income tax rate		21.00%	21.00%	21.00%	21.00%	35.00%
Effective tax rate, amount		$ 97,800	$ 91,000	$ 150,900
Deferred tax assets for AMT credits		81,237	81,237
Interest expense		4,200	(3,800)	3,300
Interests and penalties		15,500	11,400
Decrease in unrecognized tax benefits is reasonably possible		125,900
Decrease in deferred tax liability		427,200
Deferred tax asset, valuation allowances		550,967	529,992
Decrease from deconsolidation				90,889
Midstream Business | Spinoff | Equitrans Midstream
Tax Credit Carryforward [Line Items]
Percentage of outstanding shares received upon divestiture (percent)							80.10%
Tax Year 2018 And Thereafter
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		190,000	75,600
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		244,000	233,200
Operating loss carryforward, valuation allowances		22,800	22,800
Domestic Tax Authority | Tax Year 2010 -2012
Tax Credit Carryforward [Line Items]
Deferred tax assets for AMT credits			14,900
Deferred tax asset for research and experimentation credits			35,300
Write down of deferred tax assets			22,600
Domestic Tax Authority | Equity Securities, FN-NI, Valuation Allowance
Tax Credit Carryforward [Line Items]
Deferred tax asset, valuation allowances		44,000	56,400
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Change in uncertain tax position			46,900
Amount remitted due to settlement			33,500
Release due to settlement				84,000
Operating loss carryforward, valuation allowances		426,200	387,700
Deferred tax asset, NOL, state and local		514,700	480,800
State and Local Jurisdiction | Property, Plant and Equipment
Tax Credit Carryforward [Line Items]
Deferred tax asset, valuation allowances		300	600
State and Local Jurisdiction | Equity Securities, FN-NI, Valuation Allowance
Tax Credit Carryforward [Line Items]
Deferred tax asset, valuation allowances		57,500	62,400
Deferred Tax Assets
Tax Credit Carryforward [Line Items]
Uncertain tax positions		$ 97,200	$ 90,300	$ 113,700